INCOME TAX EXPENSE (RECOVERY) - Impact of U.S Tax reform (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Reform
Income tax expense		$ 246.7	$ 138.8
Applicable tax rate		26.50%	26.50%
U.S Tax Reform
Tax Reform
Income tax expense		$ 4.6	$ 8.7	$ 93.4
Applicable tax rate	21.00%			35.00%
Alternative Minimum Tax
Tax Reform
Income tax expense				$ 124.4